Statement of Comprehensive Income/(Loss) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	$ 24,340,002	$ 13,079,609	$ 3,802,162
Electric power purchases	(12,825,610)	(6,060,333)	(2,021,981)
Subtotal	11,514,392	7,019,276	1,780,181
Transmission and distribution expenses	(4,828,907)	(6,147,214)	(3,153,664)
Gross loss	6,685,485	872,062	(1,373,483)
Selling expenses	(2,078,916)	(1,616,696)	(832,806)
Administrative expenses	(1,450,636)	(1,162,325)	(706,091)
Other operating expense, net	(661,422)	(376,020)	(422,546)
Gain from interest in joint ventures	(11)	2	1
Operating profit/(loss) before income from provisional remedies, higer costs recognition and SE Resolution N° 32/15	2,494,500	(2,282,977)	(3,334,925)
Recognition of income – provisional remedies – MINEM Note 2016-04484723	0	1,125,617	0
Income recognition on account of the RTI - SEE Resolution N° 32/15	0	419,732	5,025,114
Higher cost recognition – SEE Resolution N° 250/13 and subsequent Notes	0	81,512	551,498
Operating profit (loss)	2,494,500	(656,116)	2,241,687
Financial income	272,251	196,754	96,225
Financial expenses	(1,541,462)	(1,444,882)	(450,016)
Other financial results	(101,949)	(27,466)	(561,723)
Net financial expense	(1,371,160)	(1,275,594)	(915,514)
Profit (loss) before taxes	1,123,340	(1,931,710)	1,326,173
Income tax	(441,150)	743,062	(183,730)
Profit (loss) for the year	682,190	(1,188,648)	1,142,443
Other comprehensive income: Items that will not be reclassified to profit or loss
Results related to benefit plans	13,962	7,817	(3,678)
Tax effect of actuarial loss profit on benefit plans	(4,887)	(2,736)	1,287
Total other comprehensive results	9,075	5,081	(2,391)
Comprehensive income for the year attributable to:
Owners of the parent	691,265	(1,183,567)	1,140,052
Comprehensive profit (loss) for the year	$ 691,265	$ (1,183,567)	$ 1,140,052
Basic and diluted earnings profit (loss) per share:
Basic and diluted earnings profit (loss) per share	$ .76	$ (1.33)	$ 1.27